Financial Instruments and Risk Management (Credit Risk - Maximum Exposure to Credit Risk) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Maximum Exposure to credit risk Financial assets [Line Items]
Carrying amount	$ 1,466	$ 1,148
Cash and cash equivalents [Member]
Maximum Exposure to credit risk Financial assets [Line Items]
Carrying amount	214	95
Short term investments and deposits [Member]
Maximum Exposure to credit risk Financial assets [Line Items]
Carrying amount	100	96
Trade receivables [Member]
Maximum Exposure to credit risk Financial assets [Line Items]
Carrying amount	883	778
Other receivables [Member]
Maximum Exposure to credit risk Financial assets [Line Items]
Carrying amount	122	105
Derivatives [Member]
Maximum Exposure to credit risk Financial assets [Line Items]
Carrying amount	139	68
Other non-current assets [Member]
Maximum Exposure to credit risk Financial assets [Line Items]
Carrying amount	$ 8	$ 6